Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The SEC has adopted a rule requiring annual disclosure of pay versus performance which shows the relationship between executive compensation actually paid and the Company’s performance. The following pay versus performance disclosure is based on permitted methodology pursuant to the SEC guidance under Item 402(v) of Regulation
S-K.
Our CEO is the principal executive officer (“PEO”). The following table sets forth information concerning the compensation of our PEO and other NEOs for each of the fiscal years ending December 31, 2020, 2021, 2022 and 2023 and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1,2,3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1,2,3)	TSR	Peer Group TSR (4)	Net Income (millions)	Tangible Book Value (millions)
2023	$30,310,962	$60,423,730	$3,097,390	$ 8,082,513	$521	$121	$ 500	$4,113

2022	$10,762,373	$10,654,884	$2,808,655	$ 2,810,727	$321	$111	$ 923	$3,929

2021	$ 8,761,455	$19,701,296	$3,359,019	$ 5,536,118	$333	$126	$1,454	$3,233

2020	$ 9,261,290	$40,893,899	$3,689,256	$12,707,838	$248	$ 96	$ 307	$2,353

(1)	The PEO in each covered year is Jay Bray. The individuals comprising the Non-PEO NEOs for each covered year presented are listed below:

2020	2021	2022	2023
Eldridge Burns	Eldridge Burns	Jaime Gow	Jaime Gow
Tony Ebers	Tony Ebers	Kurt Johnson	Kurt Johnson
Christopher Marshall	Christopher Marshall	Christopher Marshall	Christopher Marshall
Mike Rawls	Mike Rawls	Mike Rawls	Carlos Pelayo
Mike Rawls

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

(3)	Adjustments:

	2020		2021		2022		2023

	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Total Amounts Reported in the Summary Compensation Table for Applicable FY	$9,261,290	$3,689,256	$8,761,455	$3,359,019	$10,762,373	$2,808,655	$30,310,962	$3,097,390

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,500,000)	$(937,504)	$(4,750,000)	$(1,612,511)	$(7,250,173)	$(1,527,056)	$(24,668,773)	$(1,280,932)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$16,442,974	$3,646,734	$7,960,519	$2,036,075	$4,777,273	$1,069,909	$31,666,309	$2,543,572

Increase/deduction for Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$18,658,901	$6,298,140	$6,974,323	$1,453,292	$(1,107,235)	$(163,698)	$13,560,323	$2,618,154

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	–	–	–	–	–	–

Increase/deduction for Awards Granted during a Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$30,734	$11,212	$754,999	$300,243	$3,472,646	$622,917	$9,554,909	$1,104,329

Deduction of ASC 718 Fair Value of Awards Granted during a Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–	–	–

	2020		2021		2022		2023

	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–	–	–	–	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–	–	–	–	–

TOTALS	$40,893,899	$12,707,838	$19,701,296	$5,536,118	$10,654,884	$2,810,727	$60,423,730	$8,082,513

(4)
We selected the S&P Composite 1500 Financials Index as our peer group for purposes of this disclosure. This index is also utilized in (a) our Annual Reports on Form
10-K
in connection with the required performance graph and (b) our 2023 PSU plan to measure relative TSR.

Company Selected Measure Name	Tangible Book Value
Named Executive Officers, Footnote
(1)	The PEO in each covered year is Jay Bray. The individuals comprising the Non-PEO NEOs for each covered year presented are listed below:

2020	2021	2022	2023
Eldridge Burns	Eldridge Burns	Jaime Gow	Jaime Gow
Tony Ebers	Tony Ebers	Kurt Johnson	Kurt Johnson
Christopher Marshall	Christopher Marshall	Christopher Marshall	Christopher Marshall
Mike Rawls	Mike Rawls	Mike Rawls	Carlos Pelayo
Mike Rawls

Peer Group Issuers, Footnote	We selected the S&P Composite 1500 Financials Index as our peer group for purposes of this disclosure.
PEO Total Compensation Amount	$ 30,310,962	$ 10,762,373	$ 8,761,455	$ 9,261,290
PEO Actually Paid Compensation Amount	$ 60,423,730	10,654,884	19,701,296	40,893,899
Adjustment To PEO Compensation, Footnote
(3)	Adjustments:

	2020		2021		2022		2023

	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Total Amounts Reported in the Summary Compensation Table for Applicable FY	$9,261,290	$3,689,256	$8,761,455	$3,359,019	$10,762,373	$2,808,655	$30,310,962	$3,097,390

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,500,000)	$(937,504)	$(4,750,000)	$(1,612,511)	$(7,250,173)	$(1,527,056)	$(24,668,773)	$(1,280,932)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$16,442,974	$3,646,734	$7,960,519	$2,036,075	$4,777,273	$1,069,909	$31,666,309	$2,543,572

Increase/deduction for Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$18,658,901	$6,298,140	$6,974,323	$1,453,292	$(1,107,235)	$(163,698)	$13,560,323	$2,618,154

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	–	–	–	–	–	–

Increase/deduction for Awards Granted during a Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$30,734	$11,212	$754,999	$300,243	$3,472,646	$622,917	$9,554,909	$1,104,329

Deduction of ASC 718 Fair Value of Awards Granted during a Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–	–	–

	2020		2021		2022		2023

	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–	–	–	–	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–	–	–	–	–

TOTALS	$40,893,899	$12,707,838	$19,701,296	$5,536,118	$10,654,884	$2,810,727	$60,423,730	$8,082,513

Non-PEO NEO Average Total Compensation Amount	$ 3,097,390	2,808,655	3,359,019	3,689,256
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,082,513	2,810,727	5,536,118	12,707,838
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Adjustments:

	2020		2021		2022		2023

	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Total Amounts Reported in the Summary Compensation Table for Applicable FY	$9,261,290	$3,689,256	$8,761,455	$3,359,019	$10,762,373	$2,808,655	$30,310,962	$3,097,390

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,500,000)	$(937,504)	$(4,750,000)	$(1,612,511)	$(7,250,173)	$(1,527,056)	$(24,668,773)	$(1,280,932)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$16,442,974	$3,646,734	$7,960,519	$2,036,075	$4,777,273	$1,069,909	$31,666,309	$2,543,572

Increase/deduction for Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$18,658,901	$6,298,140	$6,974,323	$1,453,292	$(1,107,235)	$(163,698)	$13,560,323	$2,618,154

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	–	–	–	–	–	–

Increase/deduction for Awards Granted during a Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$30,734	$11,212	$754,999	$300,243	$3,472,646	$622,917	$9,554,909	$1,104,329

Deduction of ASC 718 Fair Value of Awards Granted during a Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–	–	–

	2020		2021		2022		2023

	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–	–	–	–	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–	–	–	–	–

TOTALS	$40,893,899	$12,707,838	$19,701,296	$5,536,118	$10,654,884	$2,810,727	$60,423,730	$8,082,513

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2023 Performance Measures
For fiscal year 2023, our Compensation Committee identified the performance measures listed below (listed in no particular order) as the most important in its compensation-setting process for our NEOs:

Financial Performance Measures

Tangible Book Value	Relative TSR	Adjusted EBT

Total Shareholder Return Amount	$ 521	321	333	248
Peer Group Total Shareholder Return Amount	121	111	126	96
Net Income (Loss)	$ 500,000,000	$ 923,000,000	$ 1,454,000,000	$ 307,000,000
Company Selected Measure Amount	4,113,000,000	3,929,000,000	3,233,000,000	2,353,000,000
PEO Name	Jay Bray
Measure:: 1
Pay vs Performance Disclosure
Name	Tangible Book Value
Non-GAAP Measure Description	Refer to our Compensation Discussion and Analysis section above and Annex A—Non-GAAP Measures for definitions of non-GAAP measures utilized herein.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBT
PEO | Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,668,773)	$ (7,250,173)	$ (4,750,000)	$ (3,500,000)
PEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,666,309	4,777,273	7,960,519	16,442,974
PEO | Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,560,323	(1,107,235)	6,974,323	18,658,901
PEO | Awards Granted during a Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,554,909	3,472,646	754,999	30,734
Non-PEO NEO | Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,280,932)	(1,527,056)	(1,612,511)	(937,504)
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,543,572	1,069,909	2,036,075	3,646,734
Non-PEO NEO | Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,618,154	(163,698)	1,453,292	6,298,140
Non-PEO NEO | Awards Granted during a Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,104,329	$ 622,917	$ 300,243	$ 11,212